RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Research and development expenses	$ 7,167	$ 5,962	$ 4,925
Alzheimer's Disease Therapeutics [Member]
Statement [Line Items]
Research and development expenses	0	4	0
Anti-Infectives [Member]
Statement [Line Items]
Research and development expenses	4	4	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Statement [Line Items]
Research and development expenses	7,162	5,932	4,917
Tobacco Exposure Tests [Member]
Statement [Line Items]
Research and development expenses	1	18	2
Research and Development Program [Member]
Statement [Line Items]
Research and development expenses	$ 0	$ 4	$ 2